LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.02%
INVESTMENT COMPANIES–97.02%
Equity Funds–51.78%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	351,290	$17,024,892
LVIP BlackRock Equity Dividend Fund	907,873	22,922,880
LVIP Channing Small Cap Value Fund	193,642	2,464,873
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	1,758,820	28,686,352
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	527,610	7,562,759
LVIP Macquarie Mid Cap Value Fund	204,486	8,864,458
LVIP SSGA Mid-Cap Index Fund	1,339,993	17,200,150
LVIP SSGA Nasdaq-100 Index Fund	197,322	3,315,803
LVIP SSGA S&P 500 Index Fund	1,519,045	50,423,194
LVIP SSGA Small-Cap Index Fund	216,277	7,487,497
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	266,697	8,759,944
		174,712,802
Fixed Income Funds–18.00%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	340,130	3,220,691
LVIP JPMorgan Core Bond Fund	3,974,004	40,634,196
LVIP Macquarie Bond Fund	870,537	10,469,953
LVIP SSGA Bond Index Fund	619,997	6,415,724
		60,740,564
Global Equity Fund–0.34%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	140,801	1,149,641
		1,149,641
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–26.90%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	477,952	$4,695,398
LVIP Franklin Templeton Multi-Factor International Equity Fund	915,225	9,477,156
LVIP Loomis Sayles Global Growth Fund	336,888	6,676,782
LVIP MFS International Growth Fund	964,383	20,499,881
LVIP Mondrian International Value Fund	1,098,918	22,791,552
LVIP SSGA Emerging Markets Equity Index Fund	750,634	9,978,178
LVIP SSGA International Index Fund	1,270,937	16,648,011
		90,766,958
Total Affiliated Investments (Cost $263,508,563)		327,369,965

UNAFFILIATED INVESTMENT–2.84%
INVESTMENT COMPANY–2.84%
Money Market Fund–2.84%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	9,598,212	9,598,212
Total Unaffiliated Investment (Cost $9,598,213)		9,598,212

TOTAL INVESTMENTS–99.86% (Cost $273,106,776)	336,968,177
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	455,814
NET ASSETS APPLICABLE TO 26,180,977 SHARES OUTSTANDING–100.00%	$337,423,991

✧✧Standard Class shares.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–1

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
3	CME Australian Dollar Currency Futures	$198,660	$198,527	12/15/25	$133	$—
5	CME British Pound Currency Futures	420,344	422,667	12/15/25	—	(2,323)
7	CME Euro Foreign Exchange Currency Futures	1,031,800	1,030,353	12/15/25	1,447	—
6	CME Japanese Yen Currency Futures	511,050	513,042	12/15/25	—	(1,992)
					1,580	(4,315)
Equity Contracts:
8	CME E-mini Russell 2000 Index Futures	982,200	968,986	12/19/25	13,214	—
12	CME E-mini S&P 500 Index Futures	4,043,250	3,987,409	12/19/25	55,841	—
5	CME E-mini S&P MidCap 400 Index Futures	1,643,100	1,654,434	12/19/25	—	(11,334)
15	Eurex EURO STOXX 50 Futures	975,812	960,105	12/19/25	15,707	—
3	FTSE 100 Index Futures	379,564	375,753	12/19/25	3,811	—
4	ICE U.S. MSCI Emerging Markets Index Futures	271,940	269,126	12/19/25	2,814	—
3	OML Stockholm OMXS30 Index Futures	84,923	84,246	10/17/25	677	—
1	SFE S&P ASX Share Price Index 200 Futures	146,782	147,461	12/18/25	—	(679)
2	TSE TOPIX Futures	424,789	424,250	12/11/25	539	—
					92,603	(12,013)
Total Futures Contracts					$94,183	$(16,328)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–2

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Notes
September 30, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Number of Shares 09/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.02%@
Equity Funds-51.78%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$16,429,899	$6,678,052	$2,438,119	$186,528	$(3,831,468)	$17,024,892	351,290	$—	$—
✧✧LVIP BlackRock Equity Dividend Fund	20,767,881	4,451,566	2,004,065	(119,531)	(172,971)	22,922,880	907,873	—	—
✧✧LVIP Channing Small Cap Value Fund	2,253,238	519,164	347,001	(14,697)	54,169	2,464,873	193,642	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	25,775,072	3,599,531	3,185,494	(70,460)	2,567,703	28,686,352	1,758,820	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	3,652,982	3,620,908	490,971	(71,724)	851,564	7,562,759	527,610	—	—
✧✧LVIP Macquarie Mid Cap Value Fund	7,266,583	2,496,160	736,937	(56,655)	(104,693)	8,864,458	204,486	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	16,371,619	2,772,466	1,596,460	(138,698)	(208,777)	17,200,150	1,339,993	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	3,113,876	296,317	488,199	79,389	314,420	3,315,803	197,322	—	—
✧✧LVIP SSGA S&P 500 Index Fund	47,386,146	4,549,442	5,664,854	39,057	4,113,403	50,423,194	1,519,045	—	—
✧✧LVIP SSGA Small-Cap Index Fund	9,492,951	581,995	2,911,743	212,579	111,715	7,487,497	216,277	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	7,376,094	2,503,123	1,124,128	(86,641)	91,496	8,759,944	266,697	—	—
Fixed Income Funds-18.00%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	3,115,457	285,749	332,173	(16,412)	168,070	3,220,691	340,130	15,645	—
✧✧LVIP JPMorgan Core Bond Fund	21,312,928	17,915,227	553,151	(7,262)	1,966,454	40,634,196	3,974,004	7,446	—
✧✧LVIP Macquarie Bond Fund	23,869,991	966,172	15,334,257	(1,091,857)	2,059,904	10,469,953	870,537	15,120	—
✧✧LVIP SSGA Bond Index Fund	8,488,369	358,997	2,866,580	(350,986)	785,924	6,415,724	619,997	—	—
Global Equity Fund-0.34%@
✧✧LVIP BlackRock Real Estate Fund	1,798,253	120,340	883,794	29,629	85,213	1,149,641	140,801	—	—
International Equity Funds-26.90%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	3,526,847	830,314	568,401	236	906,402	4,695,398	477,952	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	8,486,704	293,484	1,552,412	65,983	2,183,397	9,477,156	915,225	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	6,185,550	905,060	958,253	141,277	403,148	6,676,782	336,888	—	—
✧✧LVIP MFS International Growth Fund	19,206,705	2,675,415	2,893,904	(28,001)	1,539,666	20,499,881	964,383	—	—
✧✧LVIP Mondrian International Value Fund	22,557,675	1,219,165	6,050,812	482,294	4,583,230	22,791,552	1,098,918	21,249	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	10,568,264	333,055	3,358,466	152,982	2,282,343	9,978,178	750,634	3,136	—
✧✧LVIP SSGA International Index Fund	16,559,277	534,766	4,116,001	293,180	3,376,789	16,648,011	1,270,937	5,138	—
Total	$305,562,361	$58,506,468	$60,456,175	$(369,790)	$24,127,101	$327,369,965		$67,734	$—

@ As a percentage of Net Assets as of September 30, 2025.
✧✧ Standard Class shares.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–3